Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	May 31, 2025	May 31, 2025
Columbia Adaptive Risk Allocation Fund-Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		1.36%	3.87%	4.37%
Columbia Adaptive Risk Allocation Fund-Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		5.74%	4.30%	4.20%
Columbia Adaptive Risk Allocation Fund Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		7.71%	5.37%	5.25%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		7.79%	5.36%	5.26%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		7.72%	5.40%	5.30%
Columbia Adaptive Risk Allocation Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	7.59%	5.12%	4.99%
Without Sales Load [Member] | Columbia Adaptive Risk Allocation Fund-Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		7.57%	5.12%	4.99%
Without Sales Load [Member] | Columbia Adaptive Risk Allocation Fund-Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		6.74%	4.30%	4.20%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		7.03%	(1.35%)	0.94%
Blended Benchmark 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index
Average Annual Return, Percent		10.16%	8.53%	7.00%
FTSE Three-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent		4.97%	2.81%	1.98%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Average Annual Return, Percent		13.65%	13.37%	9.25%
Blended Benchmark 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index
Average Annual Return, Percent		11.08%	7.41%	6.06%

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.